Non-cash investing and financing activities (Tables)	12 Months Ended
Jun. 30, 2022
Non-cash investing and financing activities [Abstract]
Non-cash Investing and Financing Activities
	Consolidated
	Year ended 30 June 2022	Year ended 30 June 2021 (restated*)	Year ended 30 June 2020 (restated*)
	US$'000	US$'000	US$'000

Convertible notes issued in lieu of interest/referral fees	-	(463)	-
Mining hardware finance additional fee	(1,424)	(2,426)	-
Mining hardware prepayments made directly by third party financier	(37,980)	(1,458)	-
Additions to right-of-use assets and lease liabilities	298	1,051	271
Shares issued in relation to business combinations	-	-	1,930
Vendor loan	-	-	1,980

	(39,106)	(3,296)	4,181